Revenue from contracts with customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 487,669	$ 356,852
Revenue	487,669	356,852
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	487,669	356,852
Cannabis and CBD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	416,512	288,291
Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	43,744	45,150
Data analytics services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	26,250	21,653
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,163	1,758
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	431,694	290,436
Revenue	431,694	290,437
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	52,780	59,323
Revenue	52,780	59,870
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,195	7,093
Retail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	485,565	352,458
Revenue	485,565	352,458
Retail | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	485,565	352,458
Retail | Cannabis and CBD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	416,512	288,291
Retail | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	42,126	40,902
Retail | Data analytics services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	26,250	21,653
Retail | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	677	1,612
Retail | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	430,448	288,685
Retail | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	51,922	56,680
Retail | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,195	7,093
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,687	4,272
Revenue	1,687	4,272
Wholesale | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,687	4,272
Wholesale | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,618	4,248
Wholesale | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	69	24
Wholesale | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	829	1,629
Wholesale | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	858	2,643
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	417	122
Revenue	417	122
Corporate | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	417	122
Corporate | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	417	122
Corporate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 417	$ 122